TAXES - Components of Income Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax:
Current income tax charge	€ 230	€ 330	€ 315
Adjustment in respect of current income tax from prior periods	3	(20)	4
Total current tax	233	310	319
Deferred tax:
Relating to the origination and reversal of temporary differences	(73)	45	21
Adjustment in respect of deferred income tax from prior periods	(6)	6	(6)
Relating to changes in tax rates or the imposition of new taxes	43	3	(38)
Total deferred tax	(36)	54	(23)
Income tax charge per the consolidated income statement	€ 197	€ 364	€ 296